Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net loss	$ (19,609)	$ (20,280)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Provision for loan losses	1,721	22,071
Depreciation of premises and equipment	2,081	3,073
Net amortization of investment security premiums	79	97
Loss on sale of premises and equipment	21	13
Gain on sale of government-guaranteed loans	(475)	(1,686)
Gain on sale of bank subsidiaries	(126)	(4,552)
Gain on extinguishment of debt	0	(16,861)
Loss on sale of other real estate owned	535	112
Write down of other real estate owned	7,936	11,571
Amortization of issuance costs of subordinated debentures	51	51
Share-based compensation expense	61	141
Deferred income tax credit	(201)	(19,458)
Valuation allowance for deferred income tax assets	0	20,012
Originations and purchases of loans held for sale	(14,300)	(17,215)
Proceeds from sales of loans held for sale	15,909	22,720
Decrease in accrued interest income and other assets	3,634	15,098
Increase in accrued interest expense on deposits and other liabilities	1,013	4,902
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,670)	19,809
INVESTING ACTIVITIES
Proceeds from sales of investment securities available for sale	0	488
Proceeds from calls, prepayments and maturities of investment securities	10,345	9,664
Purchases of investment securities	(6,622)	(17,798)
Redemption of Federal Home Loan Bank stock by issuer	849	1,782
Purchase of Federal Home Loan Bank stock	(31)	(861)
Net decrease in portfolio loans	112,208	129,707
Proceeds from sales of government-guaranteed loans	4,241	21,942
Proceeds from sales of premises and equipment	45	62
Purchases of premises and equipment	(1,402)	(720)
Proceeds from sale of bank subsidiaries	4,060	13,704
Payments received on other real estate owned	34	81
Proceeds from sales of other real estate owned	24,505	16,533
NET CASH PROVIDED BY INVESTING ACTIVITIES	148,232	174,584
FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	56,769	80,459
Net decrease in certificates of deposit	(189,666)	(241,728)
Net borrowing from (payments on) debt obligations	(423)	1,193
Proceeds from Federal Home Loan Bank borrowings	43,501	104,350
Payments on Federal Home Loan Bank borrowings	(62,918)	(130,516)
Net proceeds from issuance of common stock	0	9,000
Tax effect of share-based payments	(17)	(237)
NET CASH USED IN FINANCING ACTIVITIES	(152,754)	(177,479)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,192)	16,914
Change in cash and cash equivalents of discontinued operations	(4,493)	(28,123)
Cash and cash equivalents at beginning of period	356,546	392,023
CASH AND CASH EQUIVALENTS AT END OF PERIOD	345,861	380,814
Supplemental disclosures:
Cash paid during the period for interest on deposits and debt obligations	14,240	22,522
Transfers of loans to other real estate owned	30,794	29,877
Surrender of common stock to facilitate vesting of restricted stock	0	12
Exchange of common stock for redemption of debt	$ 0	$ 5,082